Offerings - Offering: 1	Sep. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,275,245
Proposed Maximum Offering Price per Unit	2.95
Maximum Aggregate Offering Price	$ 6,711,972.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 926.92
Offering Note	(1) The shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock") will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional number of shares of Common Stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of Common Stock being registered pursuant to this registration statement. (2) This registration statement registers the resale of up to 2,275,245 shares of Common Stock that may be offered and sold from time to time in one or more offerings by the selling stockholders identified therein. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($3.00) and low ($2.9001) prices per share of the Common Stock as reported on the Nasdaq Capital Market on September 16, 2026 (such date being within five business days prior to the date of filing).